Series D Preferred Stock (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Date Articles of Incorporation Amended	Mar. 21, 2016
Series D Preferred Authorized	2,000,000
Series Conversion Rate	$ 100
Preferred Stock Series D shares outstanding	0	0